Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount, Total Intangible Assets	$ 16,473	$ 16,473	$ 13,194
Accumulated Amortization, Total Intangible Assets	8,253	5,903	2,736
Net Carrying Amount, Total Intangible Assets	8,220	10,570	10,458
Customer Relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount, Total Intangible Assets	8,667	8,667	8,667
Accumulated Amortization, Total Intangible Assets	4,755	3,523	1,790
Net Carrying Amount, Total Intangible Assets	$ 3,912	$ 5,144	6,877
Weighted average Remaining Useful life (Years), Total Intangible Assets	2 years 11 months 19 days	2 years 11 months 19 days
Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount, Total Intangible Assets	$ 7,329	$ 7,329	4,050
Accumulated Amortization, Total Intangible Assets	3,021	2,013	803
Net Carrying Amount, Total Intangible Assets	$ 4,308	$ 5,316	3,247
Weighted average Remaining Useful life (Years), Total Intangible Assets	4 years 4 months 20 days	4 years 4 months 20 days
Product Development [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount, Total Intangible Assets	$ 477	$ 477	477
Accumulated Amortization, Total Intangible Assets	477	367	143
Net Carrying Amount, Total Intangible Assets	$ 0	$ 110	$ 334
Weighted average Remaining Useful life (Years), Total Intangible Assets	6 months	6 months